Consolidated Statements Of Changes In Equity	KRW (₩)	USD ($)	Owners' equity in total KRW (₩)	Owners' equity in total USD ($)	Capital Stock KRW (₩)	Capital Stock USD ($)	Hybrid securities KRW (₩)	Hybrid securities USD ($)	Capital surplus KRW (₩)	Capital surplus USD ($)	Other equity KRW (₩)	Other equity USD ($)	Retained earnings KRW (₩)	Retained earnings USD ($)	Non-controlling interests KRW (₩)	Non-controlling interests USD ($)
Balance at beginning at Dec. 31, 2017	₩ 20,564,900,000,000		₩ 20,365,892,000,000		₩ 3,381,392,000,000		₩ 3,017,888,000,000		₩ 285,880,000,000		₩ (1,939,274,000,000)		₩ 15,620,006,000,000		₩ 199,008,000,000
Comprehensive income [abstract]
Net income	2,051,649,000,000		2,033,182,000,000		0		0		0		0		2,033,182,000,000		18,467,000,000
Net gain on valuation of financial liabilities designated at FVTPL due to own credit risk	100,000,000		100,000,000		0		0		0		100,000,000		0		0
Net gain (loss) on valuation of financial instruments at FVTOCI	2,505,000,000		2,733,000,000		0		0		0		2,733,000,000		0		(228,000,000)
Changes in capital due to equity method	(7,689,000,000)		(7,689,000,000)		0		0		0		2,958,000,000		(10,647,000,000)		0
Net gain (loss) on foreign currency translation of foreign operations	(4,379,000,000)		(1,929,000,000)		0		0		0		(1,929,000,000)		0		(2,450,000,000)
Net gain (loss) on valuation of cash flow hedge	(4,646,000,000)		(4,646,000,000)		0		0		0		(4,646,000,000)		0		0
Remeasurement gain (loss) related to defined benefit plan	(84,629,000,000)		(84,368,000,000)		0		0		0		(84,368,000,000)		0		(261,000,000)
Capital related to assets held for sale	(4,145,000,000)		(4,145,000,000)		0		0		0		(4,145,000,000)		0		0
Trasnsactions with owners and others [Abstract]
Dividends to common stocks	(338,764,000,000)		(336,636,000,000)		0		0		0		0		(336,636,000,000)		(2,128,000,000)
Issuance of hybrid securities	398,707,000,000		398,707,000,000		0		398,707,000,000		0		0		0		0
Dividends to hybrid securities	(151,194,000,000)		(151,194,000,000)		0		0		0		0		(151,194,000,000)		0
Redemption of hybrid securities	(255,000,000,000)		(255,000,000,000)		0		(254,632,000,000)		0		(368,000,000)		0		0
Changes in subsidiaries' capital	(9,000,000)		9,000,000		0		0		9,000,000		0		0		(18,000,000)
Appropriation of retained earnings	0		0		0		0		0		208,158,000,000		(208,158,000,000)		0
Balance at end at Dec. 31, 2018	21,953,044,000,000		21,739,931,000,000		3,381,392,000,000		3,161,963,000,000		285,889,000,000		(2,213,970,000,000)		17,124,657,000,000		213,113,000,000
Cumulative effect of changes in accounting policy	(214,362,000,000)		(215,085,000,000)		0		0		0		(392,176,000,000)		177,091,000,000		723,000,000
Adjusted balance, beginning of period	20,350,538,000,000		20,150,807,000,000		3,381,392,000,000		3,017,888,000,000		285,880,000,000		(2,331,450,000,000)		15,797,097,000,000		199,731,000,000
Comprehensive income [abstract]
Changes in other comprehensive income due to redemption of financial liabilities designated as at FVTPL	0		0		0		0		0		(4,000,000)		4,000,000		0
Net gain (loss) due to disposal of equity securities at FVTOCI	0		0		0		0		0		(1,009,000,000)		1,009,000,000		0
Net income	2,037,596,000,000		1,872,207,000,000		0		0		0		0		1,872,207,000,000		165,389,000,000
Net gain on valuation of financial liabilities designated at FVTPL due to own credit risk	0
Net gain (loss) on valuation of financial instruments at FVTOCI	(14,141,000,000)		(14,101,000,000)		0		0		0		(14,101,000,000)		0		(40,000,000)
Changes in capital due to equity method	1,766,000,000		1,766,000,000		0		0		1,153,000,000		613,000,000		0		0
Net gain (loss) on foreign currency translation of foreign operations	101,781,000,000		91,748,000,000		0		0		0		91,748,000,000		0		10,033,000,000
Net gain (loss) on valuation of cash flow hedge	(1,823,000,000)		(1,823,000,000)		0		0		0		(1,823,000,000)		0		0
Remeasurement gain (loss) related to defined benefit plan	(34,648,000,000)		(34,251,000,000)		0		0		0		(34,251,000,000)		0		(397,000,000)
Capital related to assets held for sale	0
Trasnsactions with owners and others [Abstract]
Dividends to common stocks	(439,640,000,000)		(437,626,000,000)		0		0		0		0		(437,626,000,000)		(2,014,000,000)
Acquisition of subsidiaries	651,143,000,000		581,609,000,000		229,946,000,000		0		351,663,000,000		0		0		69,534,000,000
New stocks issue cost	(12,848,000,000)		(12,848,000,000)		0		0		(12,848,000,000)		0		0		0
Net increase of treasury stocks	4,245,000,000		4,245,000,000		0		0		0		4,245,000,000		0		0
Issuance of hybrid securities	1,656,014,000,000		997,544,000,000		0		997,544,000,000		0		0		0		658,470,000,000
Dividends to hybrid securities	(138,783,000,000)		(4,362,000,000)		0		0		0		0		(4,362,000,000)		(134,421,000,000)
Redemption of hybrid securities	(159,895,000,000)		(277,000,000)		0		0		0		(277,000,000)		0		(159,618,000,000)
Exchange of non-controlling interests in hybrid securities	0		(3,161,963,000,000)		0		(3,161,963,000,000)		0		0		0		3,161,963,000,000
Changes in subsidiaries' capital	388,000,000		438,000,000		0		0		438,000,000		0		0		(50,000,000)
Appropriation of retained earnings	0		0		0		0		0		368,000,000		(368,000,000)		0
Other changes in consolidated capital	(111,867,000,000)		(111,867,000,000)		0		0		0		(111,242,000,000)		(625,000,000)		0
Balance at end at Dec. 31, 2019	25,492,332,000,000	$ 23,471,441,000	21,510,370,000,000	$ 19,805,147,000	3,611,338,000,000	$ 3,325,051,000	997,544,000,000	$ 918,464,000	626,295,000,000	$ 576,646,000	(2,249,322,000,000)	$ (2,071,008,000)	18,524,515,000,000	$ 17,055,994,000	3,981,962,000,000	$ 3,666,294,000
Comprehensive income [abstract]
Net gain (loss) due to disposal of equity securities at FVTOCI	0		0		0		0		0		29,368,000,000		(29,368,000,000)		0
Net income	1,515,249,000,000	1,395,128,000	1,307,266,000,000	1,203,633,000	0	0	0	0	0	0	0	0	1,307,266,000,000	1,203,633,000	207,983,000,000	191,495,000
Net gain on valuation of financial liabilities designated at FVTPL due to own credit risk	0	0
Net gain (loss) on valuation of financial instruments at FVTOCI	59,360,000,000	54,655,000	59,417,000,000	54,707,000	0	0	0	0	0	0	59,417,000,000	54,707,000	0	0	(57,000,000)	(52,000)
Changes in capital due to equity method	(2,298,000,000)	(2,116,000)	(2,298,000,000)	(2,116,000)	0	0	0	0	0	0	(2,298,000,000)	(2,116,000)	0	0	0	0
Net gain (loss) on foreign currency translation of foreign operations	(153,472,000,000)	(141,306,000)	(145,376,000,000)	(133,851,000)	0	0	0	0	0	0	(145,376,000,000)	(133,851,000)	0	0	(8,096,000,000)	(7,455,000)
Net gain (loss) on valuation of cash flow hedge	4,420,000,000	4,070,000	4,306,000,000	3,965,000	0	0	0	0	0	0	4,306,000,000	3,965,000	0	0	114,000,000	105,000
Remeasurement gain (loss) related to defined benefit plan	9,783,000,000	9,007,000	9,782,000,000	9,006,000	0	0	0	0	0	0	9,782,000,000	9,006,000	0	0	1,000,000	1,000
Capital related to assets held for sale	0	0
Trasnsactions with owners and others [Abstract]
Dividends to common stocks	(507,658,000,000)	(467,414,000)	(505,587,000,000)	(465,507,000)	0	0	0	0	0	0	0	0	(505,587,000,000)	(465,507,000)	(2,071,000,000)	(1,907,000)
Issuance of hybrid securities	897,822,000,000	826,648,000	897,822,000,000	826,648,000	0	0	897,822,000,000	826,648,000	0	0	0	0	0	0	0	0
Dividends to hybrid securities	(211,277,000,000)	(194,528,000)	(48,915,000,000)	(45,037,000)	0	0	0	0	0	0	0	0	(48,915,000,000)	(45,037,000)	(162,362,000,000)	(149,491,000)
Redemption of hybrid securities	(586,996,000,000)	(540,462,000)	(31,252,000,000)	(28,775,000)	0	0	0	0	0	0	(31,252,000,000)	(28,775,000)	0	0	(555,744,000,000)	(511,687,000)
Changes in subsidiaries' capital	43,757,000,000	40,288,000	(1,927,000,000)	(1,774,000)	0	0	0	0	(184,000,000)	(170,000)	4,607,000,000	4,242,000	(6,350,000,000)	(5,846,000)	45,684,000,000	42,062,000
Changes in non-controlling interests related to business combination	164,823,000,000	151,757,000	0	0	0	0	0	0	0	0	0	0	0	0	164,823,000,000	151,757,000
Balance at end at Dec. 31, 2020	26,725,845,000,000	24,607,168,000	23,053,608,000,000	21,226,046,000	3,611,338,000,000	3,325,051,000	1,895,366,000,000	1,745,112,000	626,111,000,000	576,476,000	(2,347,472,000,000)	(2,161,377,000)	19,268,265,000,000	17,740,784,000	3,672,237,000,000	3,381,122,000
Comprehensive income [abstract]
Net gain (loss) due to disposal of equity securities at FVTOCI	₩ 0	$ 0	₩ 0	$ 0	₩ 0	$ 0	₩ 0	$ 0	₩ 0	$ 0	₩ 2,664,000,000	$ 2,453,000	₩ (2,664,000,000)	$ (2,453,000)	₩ 0	$ 0